Summary of Significant Accounting Policies and Basis of Presentation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Embedded Derivative Liabilities:
Balance, Beginning	$ 33	$ 574
Change in fair value	(30)	(514)
Reclassification due to conversion		(27)
Change due to conversion
Balance, Ending	$ 537	$ 33